COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is involved from time to time in various claims, proceedings, and litigation. The Company establishes reserves for specific legal proceedings when it determines that the likelihood of an unfavorable outcome is probable, and the amount of loss can be reasonably estimated. Management has not identified any legal matters where it believes an unfavorable outcome is reasonably possible and/or for which an estimate of possible losses can be made.

9. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is involved from time to time in various claims, proceedings, and litigation. The Company establishes reserves for specific legal proceedings when it determines that the likelihood of an unfavorable outcome is probable, and the amount of loss can be reasonably estimated. Management has not identified any legal matters where it believes an unfavorable outcome is reasonably possible and/or for which an estimate of possible losses can be made.